LEASES - Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Lease expense
Operating lease cost	$ 19,483
Short-term lease cost	15,332
Sublease income	(1,072)
Total	$ 33,743